Equity offerings and drilling unit sale transactions with Seadrill Partners (Sale of Seadrill Partners Equity) (Details) (Seadrill Partners LLC, USD $)
In Millions, except Share data, unless otherwise specified
	0 Months Ended			1 Months Ended
	Dec. 13, 2013	Oct. 18, 2013	Oct. 24, 2012	Dec. 31, 2013	Oct. 31, 2013
Subsidiary, Sale of Stock [Line Items]
Common unit price representing liability entity's interests	29.5	32.29	22.00
Gross proceeds from completion of IPO	380	0	221
Net proceeds from public	365	0	203
Ownership percentage	62.35%	77.47%	75.67%	62.35%	77.47%
Stock Issued to Public
Subsidiary, Sale of Stock [Line Items]
Number of common units issued	12,880,000	0	10,062,500	12,880,000
Stock Issued to Reporting Entity
Subsidiary, Sale of Stock [Line Items]
Number of common units issued	3,394,916	3,310,622	14,752,525	3,394,916	3,310,622